Investment Portfolio	as of May 31, 2020 (Unaudited)

DWS Multi-Asset Growth Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 59.8%
DWS Core Equity Fund "Institutional" (a)	771,939	20,178,490
DWS Emerging Markets Equity Fund "Institutional" (a)	119,422	2,116,165
DWS Equity 500 Index Fund "Institutional" (a)	89,369	16,710,155
DWS RREEF Global Infrastructure Fund "Institutional" (a)	98,559	1,505,977
DWS RREEF Real Estate Securities Fund "Institutional" (a)	122,183	2,283,604
DWS Small Cap Core Fund "S" (a)	36,164	885,289
Total Equity - Equity Funds (Cost $44,885,292)		43,679,680
Equity - Exchange-Traded Funds 7.9%
iShares MSCI Japan ETF	27,204	1,507,373
iShares MSCI Pacific ex Japan ETF	19,082	708,705
SPDR S&P Emerging Asia Pacific ETF	38,277	3,546,364
Total Equity – Exchange-Traded Funds (Cost $5,797,970)		5,762,442
Fixed Income - Bond Funds 6.8%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	181,606	1,429,238
DWS GNMA Fund "Institutional" (a)	125,529	1,761,173
DWS High Income Fund "Institutional" (a)	398,553	1,801,460
Total Fixed Income - Bond Funds (Cost $4,784,251)		4,991,871
Fixed Income - Exchange-Traded Funds 18.3%
iShares Core MSCI Europe ETF	108,555	4,533,257
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,118	2,920,018
iShares National Muni Bond ETF	24,800	2,856,712
iShares Russell 2000 ETF	7,273	1,010,220
iShares U.S. Treasury Bond ETF	62,576	1,751,189
Vanguard Total International Bond ETF	5,800	333,326
Total Fixed Income – Exchange -Traded Funds (Cost $13,613,752)		13,404,722
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.7%
U.S. Treasury Bill, 1.807% *, 7/16/2020 (b) (Cost $503,859)	505,000	504,916
	Shares	Value ($)
Fixed Income - Money Market Fund 6.6%
DWS Central Cash Management Government Fund, 0.12% (a) (c) (Cost $4,793,503)	4,793,503	4,793,503
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $74,378,627)	100.1	73,137,134
Other Assets and Liabilities, Net	(0.1)	(85,556)
Net Assets	100.0	73,051,578

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended May 31, 2020 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
Equity - Equity Funds 59.8%
DWS Core Equity Fund "Institutional" (a)
18,145,701	3,450,189	994,450	(33,856)	(389,094)	197,756	764,108	771,939	20,178,490
DWS Emerging Markets Equity Fund "Institutional" (a)
4,727,042	258,103	2,641,770	(295,497)	68,287	85,103	—	119,422	2,116,165
DWS Equity 500 Index Fund "Institutional" (a)
18,267,471	4,579,535	5,102,055	(274,712)	(760,084)	257,240	1,938,895	89,369	16,710,155
DWS ESG International Core Equity Fund "Institutional" (a)
3,172,167	—	3,206,124	64,336	(30,379)	—	—	—	—
DWS RREEF Global Infrastructure Fund "Institutional" (a)
1,696,930	591,451	744,035	5,452	(43,821)	30,401	—	98,559	1,505,977
DWS RREEF Real Estate Securities Fund "Institutional" (a)
3,732,116	1,196,781	1,976,550	(59,415)	(609,328)	45,179	133,702	122,183	2,283,604
DWS Small Cap Core Fund "S" (a)
1,540,553	498,693	846,240	(286,470)	(21,247)	3,195	498	36,164	885,289
Fixed Income - Bond Funds 6.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
817,277	26,841	718,873	(103,211)	(22,034)	26,841	—	—	—
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
601,860	1,578,414	684,380	(191,074)	124,418	8,994	—	181,606	1,429,238
DWS GNMA Fund "Institutional" (a)
2,116,427	174,345	556,850	9,779	17,472	39,135	—	125,529	1,761,173
DWS High Income Fund "Institutional" (a)
1,263,236	2,426,772	1,815,400	(158,305)	85,157	67,342	—	398,553	1,801,460
Fixed Income - Money Market Fund 6.6%
DWS Central Cash Management Government Fund, 0.12% (a) (c)
4,543,757	22,682,673	22,432,927	—	—	23,366	—	4,793,503	4,793,503
60,624,537	37,463,797	41,719,654	(1,322,973)	(1,580,653)	784,552	2,837,203	6,736,827	53,465,054

*	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	At May 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At May 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2020	21	2,916,486	2,920,313	(3,827)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$43,679,680	$—	$—	$43,679,680
Equity - Exchange-Traded Funds	5,762,442	—	—	5,762,442
Fixed Income - Bond Funds	4,991,871	—	—	4,991,871
Fixed Income - Exchange-Traded Funds	13,404,722	—	—	13,404,722
Short-Term U.S. Treasury Obligations	—	504,916	—	504,916
Fixed Income - Money Market Fund	4,793,503	—	—	4,793,503
Total	$72,632,218	$504,916	$—	$73,137,134
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(3,827)	$—	$—	$(3,827)
Total	$(3,827)	$—	$—	$(3,827)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ (3,827)